Revenue - Contract Balances and Transaction Price Allocated to the Remaining Performance Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable
Accounts Receivables - Opening	$ 737,733	$ 333,858	$ 331,295
Accounts Receivables - Closing	906,428	737,733	333,858
(Increase)/decrease	(168,695)	(403,875)	(2,563)
Current portion of deferred revenues
Current portion of deferred revenues - Opening	707,318	407,325	391,102
Current portion of deferred revenues - Closing	1,030,399	707,318	407,325
(Increase)/decrease	(323,081)	(299,993)	(16,223)
Non-current portion of deferred revenues
Non-current portion of deferred revenues - Opening	41,399	19,723	17,112
Non-current portion of deferred revenues - Closing	54,250	41,399	19,723
(Increase)/decrease	$ (12,851)	(21,676)	(2,611)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Contract with Customer, Liability, Revenue Recognized		$ 400,656	$ 391,102